Credit Risk - Disclosure of analysis of funds and eligible liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity excluding non-controlling interests per the balance sheet	£ 79,358	£ 76,668	£ 77,784
Less: other equity instruments (recognised as AT1 capital)	(13,275)	(12,714)	(12,725)
Adjustment to retained earnings for foreseeable ordinary share dividends	(1,000)	(500)	(778)
Adjustment to retained earnings for foreseeable repurchase of shares	0	(507)	(271)
Adjustment to retained earnings for foreseeable other equity coupons	(38)	(45)	(36)
Goodwill and intangible assets	(8,912)		(8,284)
Defined benefit pension fund assets	(3,316)		(3,308)
Total regulatory capital	133,852	128,850	127,665
Total RWAs	364,764	364,462	356,774
T1 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total regulatory capital	65,519	63,933	63,795
CET1 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Additional value adjustments (PVA)	(2,086)	(2,103)	(1,956)
Goodwill and intangible assets	(8,845)	(8,327)	(8,255)
Deferred tax assets that rely on future profitability excluding temporary differences	(892)	(958)	(1,069)
Fair value reserves related to gains or losses on cash flow hedges	1,548	2,147	666
Excess of expected losses over impairment	(505)	(446)	(436)
Gains or losses on liabilities at fair value resulting from own credit	577	507	904
Defined benefit pension fund assets	(2,407)	(2,352)	(2,398)
Direct and indirect holdings by an institution of own CET1 instruments	(6)	(7)	(14)
Other regulatory adjustments	(186)	(144)	(346)
Total regulatory capital	52,243	51,219	51,070
AT1 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity excluding non-controlling interests per the balance sheet	13,286	12,758	12,758
Other regulatory adjustments	(10)	(44)	(33)
Total regulatory capital	13,275	12,714	12,725
T2 capital
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total equity excluding non-controlling interests per the balance sheet	8,479	7,937	8,835
Qualifying T2 capital (including minority interests) issued by subsidiaries	49	53	55
Other regulatory adjustments	(118)	(134)	(71)
Total regulatory capital	73,929	71,789	72,614
Less : Ineligible T2 capital (including minority interests) issued by subsidiaries
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total regulatory capital	(49)	(53)	(55)
Eligible liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total regulatory capital	£ 59,973	£ 57,113	£ 55,106